Non-operating expenses (Tables)	6 Months Ended
Jun. 30, 2024
Non-operating Expenses
Non-Operating Expenses - Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2024	2023
Foreign exchange losses	3	253
Financial charges	2	2
Interest expense	361	52
Other	6	6
Total non-operating expenses	372	313